UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Edmund F. Murphy III
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2015

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West T. Rowe Price Mid Cap Growth Fund
(Institutional Class, Initial Class and Class L)
Annual Report
December 31, 2015
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
In the 12-month period ended December 31, 2015, the Great-West T. Rowe Price Mid Cap Growth Fund (Initial Class shares) returned 6.52%, which outpaced its benchmark, the Russell Midcap Growth Index. Broadly speaking, stock selection accounted for the outperformance, and sector allocation detracted. On the sector level, information technology, consumer discretionary, and industrials and business services contributed positively, while consumer staples hurt.
As measured by the various Russell indexes, large-cap stocks held their value better than their mid- and small-cap counterparts, and within the mid-cap space, growth posted smaller losses than value. Within the benchmark, consumer staples led returns, followed by health care. Energy ended sharply down, and utilities and materials also posted losses.
Information technology proved to be the greatest contributor to relative results, due to stock choices that included Altera and Verisign. Altera shares rose when Intel announced it would acquire the company, while Verisign benefited from strong results driven in part by a surge in demand for its services in China. With strong balance sheets and shareholder-oriented management teams, many information technology names have strong prospects, and we are particularly interested in the potential for new technologies to create competitive advantages for firms nimble enough to seize them.
In consumer discretionary, we benefited from stock positioning as well as a favorable underweight. Both Norwegian Cruise Line Holdings and O’Reilly Automotive added relative value, as the former company reported accelerating booking volumes and the latter benefited from lower gas prices and improved employment numbers, both of which lead to more need for car repair. As consumer spending remains depressed, our overall allocation is lower than it has been historically. We continue to focus on firms that dominate their respective market niches.
Industrials and business services was another area of relative strength, owing to stock selection. Pall was the leading name within this sector, following news that industrial conglomerate Danaher would acquire the firm at a significant premium. In the industrials and business services sector, we favor well-run companies with exposure to high-growth end markets, and we believe that we are still in the early stages of a manufacturing rebound.
Consumer staples was the primary detractor, due in roughly equal measure to underperforming stock holdings and a detrimental underweight. Sprouts Farmers Market and Whole Foods Market both hurt relative results here. Whole Foods Market faced greater competitive pressure from other organic grocers as well as problems with inaccurate pricing, while strong results for Spouts Farmers Market, another organic-oriented retailer, were outweighed by investor concerns about competition from conventional grocers. We tend to have limited exposure to consumer staples names, which rarely meet our growth criteria.
We anticipate that the U.S. economy should benefit from stable growth, driven by labor market strength, low inflation, and reduced fiscal headwinds. On balance, the environment for growth stocks has the potential to remain favorable in 2016, though market volatility is likely to increase. We believe that interest rates may rise but will stay low, and the drop in energy costs could boost spending power for most consumers.

The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.
Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	N/A	N/A	0.62%
Initial Class	6.52%	12.86%	9.67%
Class L	6.12%	N/A	16.37%
(a) Class L inception date was August 12, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2015
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	24.85%
Industrial	16.24
Consumer, Cyclical	15.36
Technology	12.69
Financial	9.13
Communications	5.83
Basic Materials	3.14
Energy	1.31
Utilities	0.11
Short Term Investments	11.34
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 988.40	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	$3.44
Initial Class
Actual	$1,000.00	$ 986.50	$5.16
Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	$5.25
Class L
Actual	$1,000.00	$ 985.00	$6.55
Hypothetical (5% return before expenses)	$1,000.00	$1,018.61	$6.66
*	Expenses are equal to the Fund's annualized expense ratio of 0.67% for the Institutional Class, 1.03% for the Initial Class and 1.30% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.36%
61,000	Air Products & Chemicals Inc	$ 7,936,710
47,000	Ashland Inc	4,826,900
91,000	Celanese Corp Series A	6,127,030
163,000	Franco-Nevada Corp	7,457,250
161,000	RPM International Inc	7,093,660
		33,441,550
Communications — 6.25%
220,000	DigitalGlobe Inc(a)	3,445,200
29,000	FactSet Research Systems Inc	4,714,530
32,000	GrubHub Inc(a)(b)	774,400
35,000	Juniper Networks Inc	966,000
10,000	LinkedIn Corp Class A(a)	2,250,800
97,600	Match Group Inc(a)(b)	1,322,480
21,000	Palo Alto Networks Inc(a)	3,698,940
30,000	Splunk Inc(a)	1,764,300
366,000	T-Mobile US Inc(a)	14,317,920
61,000	TripAdvisor Inc(a)	5,200,250
203,000	VeriSign Inc(a)(b)	17,734,080
149,000	Viavi Solutions Inc(a)	907,410
81,000	Zillow Group Inc Class A(a)(b)	2,109,240
124,000	Zillow Group Inc Class C(a)(b)	2,911,520
		62,117,070
Consumer, Cyclical — 16.46%
20,500	AutoZone Inc(a)	15,209,155
203,000	BorgWarner Inc	8,775,690
304,000	CarMax Inc(a)(b)	16,406,880
3,000	Chipotle Mexican Grill Inc(a)	1,439,550
121,000	Choice Hotels International Inc	6,099,610
162,000	Dollar General Corp	11,642,940
44,000	Ferrari NV(a)(b)	2,112,000
335,000	Hanesbrands Inc	9,859,050
76,000	Harley-Davidson Inc	3,449,640
41,000	Harman International Industries Inc	3,862,610
91,000	L Brands Inc	8,719,620
142,000	Marriott International Inc Class A(b)	9,519,680
213,000	MGM Resorts International(a)	4,839,360
254,000	Michaels Cos Inc(a)	5,615,940
75,000	Mobileye NV(a)(b)	3,171,000
309,000	Norwegian Cruise Line Holdings Ltd(a)	18,107,400
57,000	O'Reilly Automotive Inc(a)	14,444,940
51,000	PVH Corp	3,756,150
604,000	Rite Aid Corp(a)	4,735,360
71,000	Royal Caribbean Cruises Ltd	7,185,910
7,000	Tesla Motors Inc(a)(b)	1,680,070
Shares		Fair Value
Consumer, Cyclical — (continued)
30,000	WABCO Holdings Inc(a)	$ 3,067,800
		163,700,355
Consumer, Non-Cyclical — 26.64%
213,000	Alkermes PLC(a)	16,907,940
20,000	Alnylam Pharmaceuticals Inc(a)	1,882,800
184,000	Aramark	5,934,000
214,000	Baxalta Inc	8,352,420
22,000	Blue Buffalo Pet Products Inc(a)(b)	411,620
382,000	Bruker Corp(a)	9,271,140
265,000	Catalent Inc(a)	6,632,950
75,000	Cooper Cos Inc	10,065,000
203,000	DENTSPLY International Inc	12,352,550
140,000	Envision Healthcare Holdings Inc(a)	3,635,800
122,000	Equifax Inc	13,587,140
77,000	Gartner Inc Class A(a)	6,983,900
163,000	Global Payments Inc	10,515,130
81,000	Henry Schein Inc(a)	12,813,390
131,000	Hologic Inc(a)	5,068,390
101,000	IDEXX Laboratories Inc(a)	7,364,920
23,000	Illumina Inc(a)	4,414,735
71,000	Incyte Corp(a)	7,699,950
28,000	Intuitive Surgical Inc(a)	15,292,480
60,000	KAR Auction Services Inc	2,221,800
20,000	Keurig Green Mountain Inc	1,799,600
49,000	Mallinckrodt PLC(a)	3,656,870
71,000	ManpowerGroup Inc	5,984,590
142,000	MEDNAX Inc(a)	10,175,720
119,000	ServiceMaster Global Holdings Inc(a)	4,669,560
201,000	Sprouts Farmers Market Inc(a)(b)	5,344,590
102,000	Teleflex Inc(b)	13,407,900
60,000	Towers Watson & Co Class A	7,707,600
61,000	TransUnion (a)	1,681,770
51,000	TreeHouse Foods Inc(a)	4,001,460
41,000	Universal Health Services Inc Class B	4,899,090
204,000	Vantiv Inc Class A(a)	9,673,680
142,000	Verisk Analytics Inc Class A(a)	10,916,960
41,000	Vertex Pharmaceuticals Inc(a)	5,159,030
63,000	West Pharmaceutical Services Inc	3,793,860
184,000	WhiteWave Foods Co Class A(a)	7,159,440
102,000	Whole Foods Market Inc	3,417,000
		264,856,775
Energy — 1.40%
16,000	Cimarex Energy Co	1,430,080
41,000	Concho Resources Inc(a)	3,807,260
143,000	EQT Corp	7,454,590
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Energy — (continued)
10,000	Pioneer Natural Resources Co	$ 1,253,800
		13,945,730
Financial — 9.79%
163,000	CBOE Holdings Inc	10,578,700
203,000	CoreLogic Inc(a)	6,873,580
123,000	E*TRADE Financial Corp(a)	3,645,720
406,000	FNF Group	14,076,020
45,000	Intercontinental Exchange Inc	11,531,700
61,000	Jones Lang LaSalle Inc	9,751,460
141,000	LPL Financial Holdings Inc(b)	6,013,650
46,000	Oaktree Capital Group LLC LP(b)	2,195,120
315,000	Progressive Corp	10,017,000
284,000	TD Ameritrade Holding Corp	9,857,640
264,000	Willis Group Holdings PLC(a)(b)	12,822,480
		97,363,070
Industrial — 17.42%
34,000	Acuity Brands Inc	7,949,200
283,000	Agilent Technologies Inc	11,832,230
152,000	Allegion PLC	10,019,840
185,000	AMETEK Inc	9,914,150
122,000	Ball Corp	8,873,060
62,000	Cognex Corp	2,093,740
161,000	Colfax Corp(a)(b)	3,759,350
85,000	FEI Co	6,782,150
170,000	IDEX Corp	13,023,700
91,000	JB Hunt Transport Services Inc	6,675,760
109,000	Kansas City Southern	8,139,030
307,000	Keysight Technologies Inc(a)	8,697,310
51,000	Martin Marietta Materials Inc(b)	6,965,580
9,000	Mettler-Toledo International Inc(a)	3,052,170
30,000	Middleby Corp(a)	3,236,100
39,500	Old Dominion Freight Line Inc(a)	2,333,265
85,000	Rexnord Corp(a)	1,540,200
81,000	Roper Technologies Inc	15,372,990
243,000	Sensata Technologies Holding NV(a)	11,192,580
405,000	Textron Inc	17,014,050
163,000	Waste Connections Inc	9,180,160
151,000	Xylem Inc	5,511,500
		173,158,115
Technology — 13.49%
184,000	Akamai Technologies Inc(a)	9,683,920
105,321	Atlassian Corp PLC Class A(a)(c)(d)	3,009,653
44,000	Atlassian Corp PLC Class A(a)	1,323,520
690,000	Atmel Corp	5,940,900
16,184	Dropbox Inc(a)(c)(d)	152,147
Shares		Fair Value
Technology — (continued)
101,000	Fidelity National Information Services Inc	$ 6,120,600
264,000	Fiserv Inc(a)	24,145,440
81,000	Fortinet Inc(a)	2,524,770
14,000	Guidewire Software Inc(a)	842,240
122,000	IHS Inc Class A(a)	14,448,460
192,000	IMS Health Holdings Inc(a)	4,890,240
60,000	Lumentum Holdings Inc(a)	1,321,200
243,000	Microchip Technology Inc(b)	11,309,220
173,000	MSCI Inc Class A	12,478,490
26,000	NetSuite Inc(a)(b)	2,200,120
173,000	Red Hat Inc(a)	14,326,130
20,000	ServiceNow Inc(a)	1,731,200
81,000	SS&C Technologies Holdings Inc	5,529,870
120,000	Veeva Systems Inc Class A(a)(b)	3,462,000
25,050	WeWork Class A(a)(c)(d)	823,884
44,193	WeWork Series D-1(a)(c)(d)	1,453,489
34,723	WeWork Series D-2(a)(c)(d)	1,142,024
112,000	Xilinx Inc	5,260,640
		134,120,157
Utilities — 0.11%
18,000	Atmos Energy Corp	1,134,720
TOTAL COMMON STOCK — 94.92% (Cost $710,923,491)		$ 943,837,542
CONVERTIBLE PREFERRED STOCK
Technology — 0.11%
20,098	Dropbox Series A, 0.00%(a)(c)(d)	188,943
98,726	Dropbox Series A-1, 0.00%(a)(c)(d)	928,133
TOTAL CONVERTIBLE PREFERRED STOCK — 0.11% (Cost $2,515,859)		$ 1,117,076
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 5.38%
	Federal Home Loan Bank
$13,530,000	0.03%, 01/04/2016	13,529,966
25,000,000	0.23%, 02/09/2016	24,993,750
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$15,000,000	International Bank for Reconstruction & Development 0.12%, 01/21/2016	$ 14,998,935
		53,522,651
Repurchase Agreements — 6.78%
16,002,057	Undivided interest of 19.56% in a repurchase agreement (principal amount/value $81,821,979 with a maturity value of $81,824,525) with HSBC Securities (USA) Inc, 0.28%, dated 12/31/15 to be repurchased at $16,002,057 on 1/4/16 collateralized by U.S. Treasury securities and Federal National Mortgage Association securities, 0.00% - 7.25%, 1/15/16 - 11/15/43, with a value of $83,458,653.(e)	16,002,057
16,002,057	Undivided interest of 19.56% in a repurchase agreement (principal amount/value $81,821,979 with a maturity value of $81,825,070) with Citigroup Global Markets Inc, 0.34%, dated 12/31/15 to be repurchased at $16,002,057 on 1/4/16 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 1/15/16 - 4/1/51, with a value of $83,458,416.(e)	16,002,057
3,368,275	Undivided interest of 25.66% in a repurchase agreement (principal amount/value $13,129,740 with a maturity value of $13,130,163) with BNP Paribas Securities Corp, 0.29%, dated 12/31/15 to be repurchased at $3,368,275 on 1/4/16 collateralized by U.S. Treasury securities, 0.00% - 5.38%, 1/31/16 - 11/15/43, with a value of $13,392,335.(e)	3,368,275
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$16,002,057	Undivided interest of 27.17% in a repurchase agreement (principal amount/value $58,898,404 with a maturity value of $58,900,302) with ING Financial Markets LLC, 0.29%, dated 12/31/15 to be repurchased at $16,002,057 on 1/4/16 collateralized by various U.S. Government Agency securities, 1.98% - 5.57%, 4/1/20 - 9/1/45, with a value of $60,076,443.(e)
$ 16,002,057
16,002,058	Undivided interest of 29.49% in a repurchase agreement (principal amount/value $54,264,694 with a maturity value of $54,266,623) with Scotia Capital (USA) Inc, 0.32%, dated 12/31/15 to be repurchased at $16,002,058 on 1/4/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.25%, 2/29/16 - 6/20/61, with a value of $55,351,959.(e)	16,002,058
67,376,504
SHORT TERM INVESTMENTS — 12.16% (Cost $120,899,155)		$ 120,899,155
TOTAL INVESTMENTS — 107.19% (Cost $834,338,505)		$ 1,065,853,773
OTHER ASSETS & LIABILITIES, NET — (7.19)%		$ (71,514,693)
TOTAL NET ASSETS — 100.00%		$ 994,339,080
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of December 31, 2015
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2015.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Security is fair valued under procedures adopted by the Board of Directors.
(e)	Collateral received for securities on loan.
LP	Limited Partnership
At December 31, 2015, the Fund held the following restricted securities:
Security	Coupon	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Atlassian Corp PLC Class A	N/A%	12/10/2015	$1,685,136	$3,009,653	0.30%
Dropbox Inc	N/A	05/01/2012	146,451	152,147	0.02
WeWork Class A	N/A	12/09/2014 - 05/26/2015	377,041	823,884	0.08
WeWork Series D-1	N/A	12/09/2014	735,866	1,453,489	0.15
WeWork Series D-2	N/A	12/09/2014	578,180	1,142,024	0.11
Convertible Preferred Stock
Dropbox Series A	0.00	05/01/2012	181,869	188,943	0.02
Dropbox Series A-1	0.00	05/01/2012	893,381	928,133	0.09
			$4,597,924	$7,698,273	0.77%
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
Great-West T. Rowe Price Mid Cap Growth Fund
ASSETS:
Investments in securities, fair value (including $65,902,196 of securities on loan)(a)	$998,477,269
Repurchase agreements, fair value(b)	67,376,504
Cash	393,370
Subscriptions receivable	8,300,769
Receivable for investments sold	9,040
Dividends receivable	258,782
Total Assets	1,074,815,734
LIABILITIES:
Payable to investment adviser	539,665
Payable for administrative services fees	228,860
Payable upon return of securities loaned	67,376,504
Redemptions payable	12,099,316
Payable for investments purchased	229,119
Payable for distribution fees	3,190
Total Liabilities	80,476,654
NET ASSETS	$994,339,080
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,405,145
Paid-in capital in excess of par	749,064,051
Net unrealized appreciation	231,515,268
Accumulated net realized gain	7,354,616
NET ASSETS	$994,339,080
NET ASSETS BY CLASS
Initial Class	$748,655,611
Class L	$16,835,268
Institutional Class	$228,848,201
CAPITAL STOCK:
Authorized
Initial Class	100,000,000
Class L	5,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	34,592,583
Class L	2,305,060
Institutional Class	27,153,810
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$21.64
Class L	$7.30
Institutional Class	$8.43
(a) Cost of investments	$766,962,001
(b) Cost of repurchase agreements	$67,376,504
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
Great-West T. Rowe Price Mid Cap Growth Fund
INVESTMENT INCOME:
Interest	$20,270
Income from securities lending	412,362
Dividends	6,678,871
Foreign withholding tax	(22,939)
Total Income	7,088,564
EXPENSES:
Management fees	7,227,710
Administrative services fees – Initial Class	1,760,962
Administrative services fees – Class L	28,285
Fund administration fees	84,975
Audit fees	26,988
Custodian fees	48,693
Distribution fees – Class L	28,063
Other	100,296
Total Expenses	9,305,972
Less amount reimbursed by investment advisor	13,200
Less amount waived by distributor - Class L	51
Net Expenses	9,292,721
NET INVESTMENT LOSS	(2,204,157)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	97,506,981
Net change in unrealized depreciation on investments	(38,405,714)
Net Realized and Unrealized Gain	59,101,267
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,897,110
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West T. Rowe Price Mid Cap Growth Fund	2015	2014
OPERATIONS:
Net investment loss	$(2,204,157)	$(3,313,074)
Net realized gain	97,506,981	107,761,612
Net change in unrealized depreciation	(38,405,714)	(3,026,699)
Net Increase in Net Assets Resulting from Operations	56,897,110	101,421,839
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(149,687)	(6,238,647)
Class L	(143,404)	(162,801)
Institutional Class	(1,814,134)	N/A
From net investment income	(2,107,225)	(6,401,448)
From net realized gains
Initial Class	(56,433,301)	(94,659,294)
Class L	(2,845,996)	(2,044,669)
Institutional Class	(35,959,437)	N/A
From net realized gains	(95,238,734)	(96,703,963)
Total Distributions	(97,345,959)	(103,105,411)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	321,574,612	224,469,752
Class L	11,569,527	7,238,462
Institutional Class	289,231,682	N/A
Shares issued in reinvestment of distributions
Initial Class	56,582,988	100,897,941
Class L	2,989,400	2,207,470
Institutional Class	37,773,571	N/A
Shares redeemed
Initial Class	(474,394,744)	(323,327,316)
Class L	(3,498,046)	(6,011,938)
Institutional Class	(62,337,709)	N/A
Net Increase in Net Assets Resulting from Capital Share Transactions	179,491,281	5,474,371
Total Increase in Net Assets	139,042,432	3,790,799
NET ASSETS:
Beginning of year	855,296,648	851,505,849
End of year	$994,339,080	$855,296,648
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	13,950,239	9,840,746
Class L	1,317,133	696,238
Institutional Class	29,058,321	N/A
Shares issued in reinvestment of distributions
Initial Class	2,571,317	4,512,982
Class L	401,219	254,745
Institutional Class	4,387,312	N/A
Shares redeemed
Initial Class	(20,470,778)	(14,181,941)
Class L	(393,201)	(578,751)
Institutional Class	(6,291,823)	N/A
Net Increase	24,529,739	544,019
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (a)(b)
Initial Class
12/31/2015	$21.98	(0.07) (c)	1.47	1.40	-	-	(1.74)	(1.74)	$21.64	6.52%
12/31/2014	$22.03	(0.09) (c)	2.95	2.86	-	(0.18)	(2.73)	(2.91)	$21.98	12.78%
12/31/2013	$17.56	(0.09) (c)	6.45	6.36	-	(0.01)	(1.88)	(1.89)	$22.03	36.36%
12/31/2012	$16.24	(0.03) (c)	2.24	2.21	-	(0.12)	(0.77)	(0.89)	$17.56	13.67%
12/31/2011	$18.31	0.23	(0.55)	(0.32)	-	(0.24)	(1.51)	(1.75)	$16.24	(1.69%)
Class L
12/31/2015	$ 8.41	(0.05) (c)	0.57	0.52	-	(0.08)	(1.55)	(1.63)	$ 7.30	6.12%
12/31/2014	$10.07	(0.07) (c)	1.35	1.28	-	(0.21)	(2.73)	(2.94)	$ 8.41	12.49%
12/31/2013	$ 8.92	(0.07) (c)	3.26	3.19	-	(0.16)	(1.88)	(2.04)	$10.07	36.06%
12/31/2012	$ 8.75	(0.03) (c)	1.19	1.16	-	(0.22)	(0.77)	(0.99)	$ 8.92	13.33%
12/31/2011 (d)	$10.00	0.39	0.15	0.54	-	(0.40)	(1.39)	(1.79)	$ 8.75	5.58% (e)
Institutional Class
12/31/2015 (f)	$10.00	0.01 (c)	0.07	0.08	-	(0.08)	(1.57)	(1.65)	$ 8.43	0.62% (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment loss to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Initial Class
12/31/2015	$748,656	1.03%	1.03%	N/A	(0.29%)	35%
12/31/2014	$847,059	1.03%	1.03%	N/A	(0.39%)	28%
12/31/2013	$845,389	1.03%	1.03%	(0.42%)	(0.42%)	29%
12/31/2012	$677,541	1.03%	1.03%	(0.18%)	(0.17%)	35%
12/31/2011	$570,148	1.04%	1.04%	(0.53%)	(0.53%)	42%
Class L
12/31/2015	$ 16,835	1.42%	1.30%	N/A	(0.53%)	35%
12/31/2014	$ 8,237	1.80%	1.30%	N/A	(0.67%)	28%
12/31/2013	$ 6,117	2.65%	1.30%	(2.00%)	(0.65%)	29%
12/31/2012	$ 888	6.91%	1.27%	(5.97%)	(0.33%)	35%
12/31/2011 (d)	$ 292	51.98% (h)	1.29% (h)	(51.36%) (h)	(0.67%) (h)	42%
Institutional Class
12/31/2015 (f)	$228,848	0.67% (h)	0.67% (h)	N/A	0.10% (h)	35%
(a)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Per share amounts are based upon average shares outstanding.
(d)	Class L inception date was August 12, 2011.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West T. Rowe Price Mid Cap Growth Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Annual Report - December 31, 2015

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 937,256,345	$ 3,009,653	$ 3,571,544	$ 943,837,542
Convertible Preferred Stock	—	—	1,117,076	1,117,076
Short Term Investments	—	120,899,155	—	120,899,155
Total Assets	$ 937,256,345	$ 123,908,808	$ 4,688,620	$ 1,065,853,773

Annual Report - December 31, 2015

Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Annual Report - December 31, 2015

The tax character of distributions paid during the years ended December 31, 2015 and 2014 were as follows:
	2015	2014
Ordinary income	$2,107,225	$6,401,448
Long-term capital gain	95,238,734	96,703,963
	$97,345,959	$103,105,411
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2015. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Gain
$-	$4,311,382	$(4,311,382)
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$505,367
Undistributed long-term capital gains	7,462,170
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	230,902,347
Tax composition of capital	$238,869,884
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2015 were as follows:
Federal tax cost of investments	$834,951,426
Gross unrealized appreciation on investments	263,506,029
Gross unrealized depreciation on investments	(32,603,682)
Net unrealized appreciation on investments	$230,902,347

Annual Report - December 31, 2015

Application of Recent Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.65% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 1.00% of the average daily net assets of the Fund. The Adviser is required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding administrative service fees and distribution fees, of 0.70% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser was required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding distribution fees, of 1.05% of the average daily net assets of the Fund. Certain administration and accounting services fees for the Fund are disclosed as Fund administration fees on the Statement of Operations. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. The Fund is not responsible for payment of the sub-advisory fees.
Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $296,250 for the year ended December 31, 2015.
3.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $378,992,045 and $316,399,133, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

Annual Report - December 31, 2015

4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2015 the Fund had securities on loan valued at $65,902,196 and received collateral as reported on the Statement of Assets and Liabilities of $67,376,504 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2015, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities of the Great-West T. Rowe Price Mid Cap Growth Fund (the “Fund”), one of the funds of Great-West Funds, Inc., including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West T. Rowe Price Mid Cap Growth Fund as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 26, 2016

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2015, 100% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	63	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp

Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman	Since 2014 (as Director) Since 2015 (as Chairman)	President, Individual Markets, GWL&A and GWL&A of NY; Director and Executive Vice President, GWFS; Manager, Chairman, President and Chief Executive Officer, GWCM	63	N/A
Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Compliance Officer	Since 2004 (as Chief Compliance Officer)	Deputy General Counsel and Chief Compliance Officer, GWL&A and GWL&A of NY; Senior Vice President, Legal & Chief Compliance Officer, AAG, FASCore, and GWFS; Chief Compliance Officer, The Great-West Life Assurance Company, U.S. Operations, The Canada Life Assurance Company, formerly, Senior Vice President, Legal & Secretary, GWCM and Great-West Funds	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and Great-West Trust Company, LLC (“GWTC”)	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A and GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President & Assistant Secretary, GWCM	N/A	N/A

Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, GWL&A and GWL&A of NY; Manager, Senior Vice President and Managing Director, GWCM; Manager, Chairman, President and Chief Executive Officer, AAG	N/A	N/A
Edmund F. Murphy III 8515 East Orchard Road, Greenwood Village, CO 80111 1962	President and Chief Executive Officer	Since 2015	President, Empower Retirement, GWL&A and GWL&A of NY; Director, GWFS Equities, Inc; Chairman, President & Chief Executive Officer, GWFS; formerly, Head of Defined Contribution at Putnam Investments	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 1981	Assistant Secretary & Counsel	Since 2015	Counsel, Products, GWL&A; Assistant Secretary & Counsel, GWCM and GWTC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011 (as Associate Chief Compliance Officer) Since 2014 (as Assistant Vice President)	Assistant General Counsel & Associate Chief Compliance Officer GWL&A; Assistant Vice President and Associate Chief Compliance Officer, GWCM, GWFS and AAG	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.
*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)	As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.
(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(f)	Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Ms. Donna Lynne is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $770,000 for fiscal year 2014 and $820,000 for fiscal year 2015.
(b)	Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2014 and $90,000 for fiscal year 2015. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2014 and $0 for fiscal year 2015.
(d)	All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.
(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(e)	(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2014 equaled $1,625,800 and for fiscal year 2015 equaled $745,000.
(h)	The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)	(1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

By:	/s/ Mary C. Maiers
Mary C. Maiers
Chief Financial Officer & Treasurer

Date:	February 25, 2016